                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807
                                   ---------------------------------------------

                        SunAmerica Money Market Funds, Inc
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period:  June 30, 2007
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




SEMI-ANNUAL REPORT 2007

AIG SUNAMERICA
Money Market Funds

 LOGO

        June 30, 2007                                         SEMI-ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SunAmerica Money Market Fund (SMAXX)

SunAmerica Municipal Money Market Fund (NMAXX)

                        Table of Contents


                    SHAREHOLDERS' LETTER...............  1
                    EXPENSE EXAMPLE....................  2
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  5
                    STATEMENT OF CHANGES IN NET ASSETS.  6
                    FINANCIAL HIGHLIGHTS...............  7
                    PORTFOLIO OF INVESTMENTS...........  9
                    NOTES TO FINANCIAL STATEMENTS...... 16

        June 30, 2007                                         SEMI-ANNUAL REPORT


        Shareholders' Letter


Dear Shareholder:

   We are pleased to present you with this semi-annual shareholder letter for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund. We would also like to take this opportunity to discuss the market conditions that have shaped the investment environment during the six-month period ended June 30, 2007.

   Although the Federal Reserve has left its key target unchanged since August 2006, monetary policy remains in the spotlight for a number of reasons. During the first quarter, the economy exhibited conflicting signs of inflation and recession. Although the period ended with higher-than-expected job growth, the Federal Reserve modified its language in a fashion that removed the bias toward further tightening--an acknowledgment that risks exist on both sides of the debate.

   Entering the second quarter of 2007, there had been much speculation that weakness in the housing market would lead to a slowdown in consumer spending, causing the Federal Reserve to cut interest rates. However, over the last three months, consumer spending has remained resilient while core inflation has been held in check, and the Federal Reserve kept the Federal Fund Rate steady at 5.25%.

   One key point to which investors should keep a keen eye is the emerging struggle between core inflation and headline inflation. While the May 2007 measurement of core inflation (excludes food and energy prices) brought the 12-month inflation rate below 2% and vindicated the Federal Reserve's recent steady rate policy, food and energy prices continue to increase. This may create pressure on the Federal Reserve to adopt headline inflation (includes food and energy prices) as its measuring stick for future policy decisions.

   Throughout the semi-annual period, both Funds remained invested in the highest quality of taxable and non-taxable money fund securities. In doing so, the Funds maintained their objectives of principal preservation and yield enhancement.

   We remain diligent in the management of your assets and thank you for your continued investment in our Funds.

Sincerely,
/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO
AIG SunAmerica Asset Management

--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc. (the "Corporation"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2007 and held until June 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2007 -- (unaudited) (continued)

                                                 Actual                                           Hypothetical
                            ------------------------------------------------- ------------------------------------
                                                  Ending                                          Ending Account
                                               Account Value  Expenses Paid                         Value using
                                Beginning      Using Actual     During the        Beginning      a Hypothetical 5%
                              Account Value     Returns at   Six Months Ended   Account Value    Assumed Return at
                            at January 1, 2007 June 30, 2007  June 30, 2007   at January 1, 2007   June 30, 2007
                            ------------------ ------------- ---------------- ------------------ -----------------
Money Market Fund
   Class A.................     $1,000.00        $1,022.28        $4.46           $1,000.00          $1,020.38
   Class B.................     $1,000.00        $1,017.69        $9.00           $1,000.00          $1,015.87
   Class C ................     $1,000.00        $1,017.84        $8.86           $1,000.00          $1,016.02
   Class I#................     $1,000.00        $1,022.75        $4.01           $1,000.00          $1,020.83
Municipal Money Market Fund
   Class A#................     $1,000.00        $1,014.42        $3.95           $1,000.00          $1,020.88
   Class B#................     $1,000.00        $1,009.89        $8.47           $1,000.00          $1.016.36
   Class C#................     $1,000.00        $1,009.87        $8.47           $1,000.00          $1,016.36

                            -----------------
                                             Expense
                             Expenses Paid    Ratio
                               During the     as of
                            Six Months Ended June 30,
                             June 30, 2007    2007*
                            ---------------- --------
Money Market Fund
   Class A.................      $4.46         0.89%
   Class B.................      $9.00         1.80%
   Class C ................      $8.85         1.77%
   Class I#................      $4.01         0.80%
Municipal Money Market Fund
   Class A#................      $3.96         0.79%
   Class B#................      $8.50         1.70%
   Class C#................      $8.50         1.70%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2007" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2007 -- (unaudited)

                                                                    Money Market   Municipal Money
                                                                        Fund         Market Fund
                                                                   --------------- ---------------
ASSETS:
Short-term investment securities, at value* (unaffiliated)........ $ 1,338,981,672 $   110,732,321
Repurchase agreements (cost equals market value)..................      30,181,000              --
                                                                   --------------- ---------------
  Total Investments............................................... $ 1,369,162,672 $   110,732,321
                                                                   --------------- ---------------

Cash..............................................................         135,035          35,675
Receivable for:
  Fund shares sold................................................       2,955,265         909,480
  Dividends and interest..........................................       8,133,909         708,070
Prepaid expenses and other assets.................................           9,902          25,224
Due from investment adviser for expense reimbursements/fee waivers              --           2,274
                                                                   --------------- ---------------
  Total Assets....................................................   1,380,396,783     112,413,044
                                                                   --------------- ---------------
LIABILITIES:
Payable for:
  Fund shares redeemed............................................       9,611,006              --
  Investment purchased............................................      19,074,898              --
  Investment advisory and management fees.........................         549,106          34,581
  Distribution and service maintenance fees.......................         198,446          15,446
  Transfer agent fees and expenses................................         285,943          20,761
  Due to investment adviser.......................................           2,389              --
  Dividends payable...............................................          83,061           2,327
  Directors' fees and expenses....................................         239,564           6,234
  Other accrued expenses..........................................         283,610          18,710
                                                                   --------------- ---------------
  Total Liabilities...............................................      30,328,023          98,059
                                                                   --------------- ---------------
   Net Assets..................................................... $ 1,350,068,760 $   112,314,985
                                                                   =============== ===============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)...... $     1,350,076 $       112,314
Paid-in capital...................................................   1,348,630,969     112,202,091
                                                                   --------------- ---------------
                                                                     1,349,981,045     112,314,405
Accumulated undistributed net investment income (loss)............          87,715             580
                                                                   --------------- ---------------
   Net assets..................................................... $ 1,350,068,760 $   112,314,985
                                                                   =============== ===============
Class A:
Net assets........................................................ $ 1,292,291,582 $   111,321,716
Shares outstanding................................................   1,292,294,898     111,321,009
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $          1.00 $          1.00
                                                                   =============== ===============
Class B:
Net assets........................................................ $    19,728,960 $       297,895
Shares outstanding................................................      19,729,669         297,836
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $          1.00 $          1.00
                                                                   =============== ===============
Class C:
Net assets........................................................ $    22,471,644 $       695,374
Shares outstanding................................................      22,472,616         695,386
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)...... $          1.00 $          1.00
                                                                   =============== ===============
Class I:
Net assets........................................................ $    15,576,574 $            --
Shares outstanding................................................      15,578,840              --
Net asset value and redemption price per share.................... $          1.00 $            --
                                                                   =============== ===============

*Amortized cost of short-term investment securities (unaffiliated) $ 1,338,981,672 $   110,732,321
                                                                   =============== ===============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2007 -- (unaudited)

                                                                                   Money Market Municipal Money
                                                                                       Fund       Market Fund
                                                                                   ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $43,099,422    $1,942,096
Dividends (unaffiliated)..........................................................          --           950
                                                                                   -----------    ----------
   Total investment income........................................................  43,099,422     1,943,046
                                                                                   -----------    ----------
EXPENSES:
Investment advisory and management fees...........................................   3,740,440       184,532
Distribution and service maintenance fees
  Class A.........................................................................   1,168,990        78,481
  Class B.........................................................................      98,748         1,966
  Class C.........................................................................      71,951         1,659
Transfer agent fees and expenses
  Class A.........................................................................   1,753,624       116,378
  Class B.........................................................................      36,067         1,771
  Class C.........................................................................      22,189         2,280
  Class I.........................................................................      17,678            --
Registration fees
  Class A.........................................................................      20,147        10,416
  Class B.........................................................................       6,554         4,883
  Class C.........................................................................       6,070         5,032
  Class I.........................................................................       6,159            --
Custodian and accounting fees.....................................................     154,561        11,567
Reports to shareholders...........................................................     170,407         3,756
Audit and tax fees................................................................       7,136         7,136
Legal fees........................................................................      16,324         2,335
Directors' fees and expenses......................................................      50,649         2,558
Other expenses....................................................................      10,782         1,643
                                                                                   -----------    ----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   7,358,476       436,393
   Fees waived and expenses reimbursed by investment adviser (Note 3).............        (921)      (13,219)
   Custody credits earned on cash balances........................................      (5,978)       (2,652)
                                                                                   -----------    ----------
   Net expenses...................................................................   7,351,577       420,522
                                                                                   -----------    ----------
Net investment income (loss)......................................................  35,747,845     1,522,524
                                                                                   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $35,747,845    $1,522,524
                                                                                   ===========    ==========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                Money Market Fund
                                                                                         ------------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended       For the year
                                                                                            June 30,         ended
                                                                                              2007        December 31,
                                                                                           (unaudited)        2006
                                                                                         --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   35,747,845  $   68,754,726
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from operations......................... $   35,747,845  $   68,754,726
                                                                                         --------------  --------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................    (34,706,726)    (66,523,360)
  Net investment income (Class B).......................................................       (388,640)       (942,063)
  Net investment income (Class C).......................................................       (285,782)       (615,060)
  Net investment income (Class I).......................................................       (365,233)       (675,707)
                                                                                         --------------  --------------
Total distributions to shareholders.....................................................    (35,746,381)    (68,756,190)
                                                                                         --------------  --------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)   (415,976,460)    119,460,172
                                                                                         --------------  --------------
Total increase (decrease) in net assets.................................................   (415,974,996)    119,458,708
                                                                                         --------------  --------------

NET ASSETS:
Beginning of year.......................................................................  1,766,043,756   1,646,585,048
                                                                                         --------------  --------------
End of year*............................................................................ $1,350,068,760  $1,766,043,756
                                                                                         ==============  ==============
*Includes accumulated undistributed net investment income (loss)........................ $       87,715  $       86,251
                                                                                         ==============  ==============

                                                                                         Municipal Money Market Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           June 30,       ended
                                                                                             2007      December 31,
                                                                                          (unaudited)      2006
                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,522,524  $  2,633,211
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations......................... $  1,522,524  $  2,633,211
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,514,503)   (2,614,881)
  Net investment income (Class B).......................................................       (4,326)      (10,057)
  Net investment income (Class C).......................................................       (3,695)       (8,273)
  Net investment income (Class I).......................................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (1,522,524)   (2,633,211)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)   10,562,044    14,852,635
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   10,562,044    14,852,635
                                                                                         ------------  ------------

NET ASSETS:
Beginning of year.......................................................................  101,752,941    86,900,306
                                                                                         ------------  ------------
End of year*............................................................................ $112,314,985  $101,752,941
                                                                                         ============  ============
*Includes accumulated undistributed net investment income (loss)........................ $        580  $        580
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                              MONEY MARKET FUND
                                              -----------------
                          Net                           Net                                       Ratio of net
                         Asset              Dividends  Asset             Net Assets  Ratio of      investment
                         Value      Net      from net  Value               end of    expenses      income to
                       beginning investment investment end of   Total      period   to average      average
     Period Ended      of period income(1)    income   period Return(2)   (000's)   net assets     net assets
---------------------- --------- ---------- ---------- ------ ---------  ---------- ----------    ------------
                                                   Class A
-
12/31/02                $1.000     $0.010    $(0.010)  $1.000   1.04%(4) $1,751,812    0.90%          0.99%
12/31/03                 1.000      0.003     (0.003)   1.000   0.32      1,644,603    0.88           0.32
12/31/04                 1.000      0.005     (0.005)   1.000   0.50      1,630,353    0.90           0.49
12/31/05                 1.000      0.024     (0.024)   1.000   2.38      1,587,641    0.89           2.35
12/31/06                 1.000      0.041     (0.041)   1.000   4.22      1,711,783    0.89           4.14
01/01/07-06/30/2007(6)   1.000      0.023     (0.023)   1.000   2.23      1,292,292    0.89(5)        4.45(5)
                                                   Class B
-
12/31/02                $1.000     $0.003    $(0.003)  $1.000   0.28%(4) $   64,815    1.64%(3)       0.26%(3)
12/31/03                 1.000      0.000      0.000    1.000   0.03         44,529    1.18(3)        0.03(3)
12/31/04                 1.000      0.001     (0.001)   1.000   0.07         42,437    1.32(3)        0.06(3)
12/31/05                 1.000      0.015     (0.015)   1.000   1.52         31,738    1.74           1.46
12/31/06                 1.000      0.033     (0.033)   1.000   3.32         23,806    1.76           3.26
01/01/07-06/30/2007(6)   1.000      0.018     (0.018)   1.000   1.77         19,729    1.80(5)        3.54(5)
                                                   Class C+
-
12/31/02                $1.000     $0.003    $(0.003)  $1.000   0.27%(4) $   30,285    1.66%(3)       0.26%(3)
12/31/03                 1.000      0.000      0.000    1.000   0.03         20,290    1.18(3)        0.03(3)
12/31/04                 1.000      0.001     (0.001)   1.000   0.07         16,985    1.33(3)        0.06(3)
12/31/05                 1.000      0.015     (0.015)   1.000   1.54         13,497    1.71           1.59
12/31/06                 1.000      0.033     (0.033)   1.000   3.33         12,399    1.74           3.31
01/01/07-06/30/2007(6)   1.000      0.018     (0.018)   1.000   1.78         22,472    1.77(5)        3.57(5)
                                                   Class I
-
12/31/02                $1.000     $0.011    $(0.011)  $1.000   1.13%(4) $    9,195    0.80%(3)       1.12%(3)
12/31/03                 1.000      0.004     (0.004)   1.000   0.43          9,636    0.77(3)        0.43(3)
12/31/04                 1.000      0.006     (0.006)   1.000   0.58         11,895    0.80(3)        0.59(3)
12/31/05                 1.000      0.025     (0.025)   1.000   2.49         13,708    0.80(3)        2.49(3)
12/31/06                 1.000      0.042     (0.042)   1.000   4.31         18,057    0.80(3)        4.26(3)
01/01/07-06/30/2007(6)   1.000      0.023     (0.023)   1.000   2.27         15,577    0.80(3)(5)     4.55(5)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense reimbursements/waivers (based on average net assets):

               12/31/02 12/31/03 12/31/04 12/31/05 12/31/06 06/30/07(5)(6)
               -------- -------- -------- -------- -------- --------------
      Class B.   0.04%    0.51%    0.39%     -- %     -- %        -- %
      Class C+   0.04     0.53     0.39       --       --          --
      Class I.   0.14     0.02     0.09     0.05     0.05        0.01

(4)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(5)Annualized
(6)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                        MUNICIPAL MONEY MARKET FUND
                                        ---------------------------
                          Net                           Net               Net                  Ratio of net
                         Asset              Dividends  Asset            Assets     Ratio of     investment
                         Value      Net      from net  Value            end of     expenses      income to
                       beginning investment investment end of   Total   period    to average      average
     Period Ended      of period income(1)    income   period Return(2) (000's)  net assets(3) net assets(3)
---------------------- --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                                  Class A
-
12/31/02                $1.000     $0.009    $(0.009)  $1.000   0.92%   $ 88,050     0.78%         0.71%
12/31/03                 1.000      0.003     (0.003)   1.000   0.28     113,802     0.81          0.28
12/31/04                 1.000      0.004     (0.004)   1.000   0.36      97,374     0.87          0.35
12/31/05                 1.000      0.016     (0.016)   1.000   1.62      84,817     0.81          1.58
12/31/06                 1.000      0.027     (0.027)   1.000   2.69     101,083     0.78          2.68
01/01/07-06/30/2007(5)   1.000      0.014     (0.014)   1.000   1.44     111,322     0.79(4)       2.89(4)
                                                  Class B
-
12/31/02                $1.000     $0.002    $(0.002)  $1.000   0.24%   $  3,714     1.39%         0.16%
12/31/03                 1.000      0.001     (0.001)   1.000   0.10       3,168     0.98          0.11
12/31/04                 1.000      0.001     (0.001)   1.000   0.10         497     1.02          0.10
12/31/05                 1.000      0.008     (0.008)   1.000   0.81         520     1.62          0.80
12/31/06                 1.000      0.018     (0.018)   1.000   1.77         536     1.69          1.77
01/01/07-06/30/2007(5)   1.000      0.011     (0.011)   1.000   0.99         298     1.70(4)       1.98(4)
                                                  Class C+
-
12/31/02                $1.000     $0.002    $(0.002)  $1.000   0.24%   $    170     1.39%         0.19%
12/31/03                 1.000      0.001     (0.001)   1.000   0.10         258     1.00          0.11
12/31/04                 1.000      0.001     (0.001)   1.000   0.10         223     1.18          0.10
12/31/05                 1.000      0.008     (0.008)   1.000   0.82       1,563     1.59          1.02
12/31/06                 1.000      0.018     (0.018)   1.000   1.77         134     1.66          1.61
01/01/07-06/30/2007(5)   1.000      0.008     (0.008)   1.000   0.99         695     1.70(4)       2.00(4)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense reimbursements/waivers (based on average net assets):

              12/31/02 12/31/03 12/31/04 12/31/05 12/31/06 06/30/2007(4)(5)
              -------- -------- -------- -------- -------- ----------------
     Class A    0.20%    0.03%    0.00%    0.04%    0.00%         -- %
     Class B    1.25     1.03     0.87     1.44     2.15         2.98
     Class C+   9.68     7.45     4.20     0.47     2.14         3.17

(4)Annualized
(5)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2007 -- (unaudited)

                  Industry Allocation*
                  Foreign Banks.......................  20.3%
                  Asset Backed/Receivables............  16.1
                  Asset Backed/Securities.............  12.7
                  Finance.............................  10.3
                  Asset Backed/Multi-Asset............   8.1
                  Finance -- Investment Bank/Brokerage   6.2
                  Diversified Financial Services......   5.7
                  Regional Banks......................   5.7
                  Money Center Banks..................   5.3
                  Asset Backed/Finance................   4.4
                  Repurchase Agreement................   2.2
                  Commercial Banks....................   2.1
                  Domestic Banks......................   1.4
                  Municipalities......................   0.7
                  Sovereign Agency....................   0.2
                                                       -----
                                                       101.4%
                                                       =====

                  Weighted average days to maturity...  48.7

                      Credit Quality Allocation @#
                      A-1.........................  97.8%
                      Not Rated...................   2.2
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited)

                                               Principal     Value
                 Security Description           Amount      (Note 2)
          SHORT-TERM INVESTMENT SECURITIES -- 99.2%
          ASSET-BACKED COMMERCIAL PAPER -- 36.9%
          Amstel Funding Corp.
            5.26% due 09/20/07*.............. $21,000,000 $ 20,754,533
          Amsterdam Funding Corp.
            5.23% due 07/13/07*..............  15,000,000   14,976,029
          Apreco LLC
            5.23% due 07/05/07*..............  23,000,000   22,989,976
            5.27% due 09/21/07*..............  22,000,000   21,739,383
          Barton Capital LLC
            5.30% due 07/13/07*..............   3,100,000    3,094,980
          Chariot Funding LLC
            5.32% due 07/27/07*..............  30,895,000   30,780,860
          Ciesco LLC
            5.37% due 07/02/07*..............  15,000,000   15,000,000
          CRC Funding LLC
            5.36% due 07/02/07*..............  20,000,000   20,000,000
          Galaxy Funding, Inc.
            5.24% due 07/25/07*..............  26,000,000   25,913,041
            5.24% due 08/29/07*..............  13,000,000   12,890,251
          Giro Funding US Corp.
            5.30% due 07/23/07*..............  30,000,000   29,907,250
            5.38% due 07/02/07*..............  25,000,000   25,000,000
          Jupiter Securitization Co., LLC
            5.29% due 07/13/07*..............  26,000,000   25,957,974
          Kitty Hawk Funding Corp.
            5.25% due 07/06/07*..............  21,000,000   20,987,517
          Ranger Funding Co., LLC
            5.30% due 07/16/07*..............  30,000,000   29,938,167
          Sheffield Receivables
            5.29% due 07/13/07*..............  23,500,000   23,462,051
            5.31% due 07/19/07*..............  14,000,000   13,964,895
            5.38% due 07/09/07*..............  18,000,000   17,981,188
          Surrey Funding Corp.
            5.27% due 08/13/07*..............  35,000,000   34,785,012
          Sydney Capital Corp.
            5.27% due 09/17/07*..............  22,000,000   21,752,252
            5.31% due 07/12/07*..............  25,500,000   25,462,387
          White Pine Finance LLC
            5.27% due 09/17/07*..............  22,000,000   21,752,017
          Windmill Funding Corp.
            5.25% due 08/03/07*..............  19,000,000   18,911,333
                                                          ------------
          Total Asset-Backed Commercial Paper
            (amortized cost $498,001,096)....              498,001,096
                                                          ------------
          CERTIFICATES OF DEPOSIT -- 25.4%
          BNP Paribas
            5.29% due 11/05/07...............   5,000,000    4,998,592
            5.31% due 07/09/07...............  36,000,000   36,000,000
          Calyon NY
            5.31% due 09/26/07+..............   5,500,000    5,499,736
            5.33% due 03/04/08...............  32,000,000   32,001,050
          Citibank New York NA
            5.32% due 09/20/07...............  20,000,000   20,000,000
          First Tennessee Bank
            5.29% due 07/16/07...............  15,000,000   15,000,000
            5.30% due 08/16/07...............  20,500,000   20,500,000

                                             Principal     Value
                Security Description          Amount      (Note 2)
           --------------------------------------------------------
           Fortis Bank
             5.27% due 07/30/07+........... $ 5,100,000 $  5,098,753
             5.28% due 08/02/07............  25,000,000   24,998,918
             5.31% due 02/19/08............  25,500,000   25,500,789
           HBOS Treasury Services
             5.35% due 10/25/07+...........  20,000,000   20,000,000
             5.36% due 10/22/07............  23,000,000   23,001,032
           Royal Bank of Scotland
             5.26% due 07/16/07*+..........  31,000,000   30,999,036
             5.37% due 09/06/07*+..........  18,000,000   18,008,804
           Societe Generale
             5.27% due 07/02/07+...........  10,000,000   10,000,000
           Svenska Handelsbanken, Inc.
             5.65% due 07/20/07............  29,000,000   29,002,302
           UBS AG Stamford
             5.30% due 07/20/07............  22,000,000   22,000,041
                                                        ------------
           Total Certificates of Deposit
             (amortized cost $342,609,053).              342,609,053
                                                        ------------
           COMMERCIAL PAPER -- 16.3%
           Bank of America Corp.
             5.30% due 07/30/07+...........  23,000,000   23,001,613
             5.41% due 09/05/07............  18,000,000   17,831,975
           Citibank NA
             5.30% due 08/09/07............  33,000,000   33,000,000
           General Electric Capital Corp.
             5.15% due 10/16/07............   4,500,000    4,431,763
             5.37% due 07/11/07+...........  21,000,000   21,012,041
           HSBC Bank USA, Inc.
             5.20% due 12/27/07............  26,000,000   25,331,511
             5.43% due 09/21/07+...........  16,000,000   16,004,614
           Morgan Stanley
             5.33% due 07/02/07+...........  37,000,000   37,000,000
           Royal Bank of Canada
             3.49% due 04/04/08+...........  19,000,000   18,997,093
           UBS Finance LLC
             5.20% due 07/05/07............  24,000,000   23,989,596
           Wells Fargo & Co.
             5.40% due 09/10/07+...........      40,000       40,008
                                                        ------------
           Total Commercial Paper
             (amortized cost $220,640,214).              220,640,214
                                                        ------------
           MEDIUM TERM NOTES -- 19.7%
           Barclays Bank PLC
             5.41% due 11/02/07............  27,000,000   27,000,000
           Beta Finance, Inc.
             5.33% due 07/16/07*+..........  36,000,000   36,001,670
           Cheyne Finance LLC
             5.30% due 07/06/07*+..........  23,000,000   23,000,000
             5.32% due 09/06/07*+..........  37,000,000   36,999,166
           HSBC Finance Corp.
             5.50% due 08/09/07+...........   4,000,000    4,005,653
           Merrill Lynch & Co., Inc.
             5.33% due 07/16/07+...........  21,000,000   21,000,000
             5.57% due 07/11/07+...........   2,500,000    2,500,128
           Morgan Stanley Dean Witter Co.
             5.48% due 07/18/07+...........  23,000,000   23,019,106
           Sedna Finance, Inc.
             5.32% due 07/16/07*...........  36,000,000   35,999,045

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited) (continued)

                                                 Principal      Value
                Security Description              Amount       (Note 2)
     MEDIUM TERM NOTES (continued)
     Sigma Finance, Inc.
      5.32% due 09/18/07*+..................... $37,000,000 $   36,999,605
     Wells Fargo & Co.
      5.31% due 07/03/07+......................  19,000,000     19,000,000
                                                            --------------
     Total Medium Term Notes
       (amortized cost $265,524,373)...........                265,524,373
                                                            --------------
     TAXABLE MUNICIPAL NOTES -- 0.7%
     Illinois Student Assistance Corp. Series D
      5.35% due 07/04/07+......................  10,000,000     10,000,000
                                                            --------------
     U.S. GOVERNMENT AGENCIES -- 0.2%
     Agency for International Development
      Panama
      5.76% due 07/03/07+......................   2,201,048      2,206,936
                                                            --------------
     Total Short-Term Investment Securities -- 99.2%
       (amortized cost $1,338,981,672).........              1,338,981,672
                                                            --------------

                                              Principal       Value
               Security Description            Amount        (Note 2)
       ------------------------------------------------------------------
       REPURCHASE AGREEMENT-- 2.2%
       UBS Securities, LLC
        Joint Repurchase Agreement
         (amortized cost $30,181,000)(1).... $30,181,000  $   30,181,000
                                                          --------------
       TOTAL INVESTMENTS
         (amortized cost $1,369,162,672)#...       101.4%  1,369,162,672
       Liabilities in excess of other assets        (1.4)    (19,093,912)
                                             -----------  --------------
       NET ASSETS...........................       100.0% $1,350,068,760
                                             ===========  ==============

--------
* Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $716,008,422, representing 53.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
# At June 30, 2007, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security - the rate reflected is as of June 30, 2007; maturity date reflects next reset date.
(1)See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2007 -- (unaudited)

                    State Allocation*
                    New York......................... 11.7%
                    Illinois......................... 10.5
                    North Carolina...................  9.6
                    Michigan.........................  8.9
                    Florida..........................  4.0
                    Texas............................  4.0
                    Colorado.........................  3.7
                    Ohio.............................  3.6
                    New Mexico.......................  3.3
                    Wyoming..........................  3.3
                    South Carolina...................  3.2
                    Kentucky.........................  3.1
                    Alabama..........................  2.7
                    Indiana..........................  2.6
                    Washington.......................  2.5
                    Alaska...........................  2.4
                    Arizona..........................  2.4
                    Georgia..........................  2.3
                    Louisiana........................  2.3
                    North Dakota.....................  2.3
                    Delaware.........................  1.8
                    Pennsylvania.....................  1.7
                    Massachusetts....................  1.6
                    Missouri.........................  1.6
                    Iowa.............................  1.2
                    Wisconsin........................  1.0
                    Tennessee........................  0.8
                    Idaho............................  0.5
                                                      ----
                                                      98.6%
                                                      ====

                    Weighted average days to maturity 13.0

                      Credit Quality Allocation @#
                      A-1.........................  76.7%
                      SP-1........................  11.3
                      Not Rated+..................  12.0
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating, or the rating is unavailable from the data source.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 -- (unaudited)

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     SHORT-TERM INVESTMENT SECURITIES -- 98.6%
     Alabama -- 2.7%
       Stevenson Alabama Industrial Development
        Board Environmental Improvement Revenue
        (LOC-JPMorgan Chase Bank)
        3.83% due 07/04/07+.......................... $3,000,000 $3,000,000
                                                                 ----------
     Alaska -- 2.4%
       Alaska Housing Finance Corp.
        Series A
        3.70% due 07/05/07+..........................  2,730,000  2,730,000
                                                                 ----------
     Arizona -- 2.4%
       Arizona State University Revenue
        Series A
        3.70% due 07/04/07+..........................    400,000    400,000
       Maricopa County, Arizona Industrial
        Development Authority Multi Family
        Housing Revenue
        Series A
        (LOC-Wells Fargo Bank N.A.)
        3.83% due 07/05/07+..........................  1,470,000  1,470,000
       Maricopa County, Arizona Industrial
        Development Revenue
        (LOC-Harris Trust & Savings Bank)
        3.79% due 07/05/07+..........................    790,000    790,000
                                                                 ----------
                                                                  2,660,000
                                                                 ----------
     Colorado -- 3.7%
       Colorado Housing & Finance Authority
        Series SFM, Class 1-B-2
        3.73% due 07/04/07+..........................    600,000    600,000
       Colorado Housing & Finance Authority
        Series AA3
        (LOC-Wells Fargo Bank N.A.)
        3.73% due 07/04/07+..........................  1,575,000  1,575,000
       Colorado Springs, Colorado Revenue
        (LOC-Wells Fargo Bank N.A.)
        3.83% due 07/05/07+..........................  1,345,000  1,345,000
       Durango, Colorado Revenue
        3.83% due 07/05/07+..........................    660,000    660,000
                                                                 ----------
                                                                  4,180,000
                                                                 ----------
     Delaware -- 1.8%
       Delaware Valley Pennsylvania Regional Finance
        Authority
        Series C
        (LOC-Bayerische Landesbank)
        3.76% due 07/04/07+..........................  1,700,000  1,700,000
       Delaware Valley Pennsylvania Regional Finance
        Authority
        Series A
        (LOC-Bayerische Landesbank)
        3.76% due 07/04/07+..........................    300,000    300,000
                                                                 ----------
                                                                  2,000,000
                                                                 ----------
     Florida -- 4.0%
       Dade County, Florida Water & Sewer System
        Revenue
        3.73% due 07/04/07+..........................  3,800,000  3,800,000
       Florida Keys Aqueduct Authority Revenue
        3.74% due 07/04/07+..........................    700,000    700,000
                                                                 ----------
                                                                  4,500,000
                                                                 ----------

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    Georgia -- 2.3%
      Municipal Electric Authority of Georgia
       Sub Series C
       (LOC-Bayerische Landesbank)
       3.68% due 07/04/07+.......................... $2,540,000 $ 2,540,000
                                                                -----------
    Idaho -- 0.5%
      Idaho Health Facilities Authority Revenue
       3.94% due 07/02/07+..........................    550,000     550,000
                                                                -----------
    Illinois -- 10.5%
      Chicago Board of Education
       Series C
       3.71% due 07/05/07+..........................     80,000      80,000
      Chicago O'Hare International Airport Revenue
       Series C
       3.74% due 07/04/07+..........................  2,800,000   2,800,000
      Chicago O'Hare International Airport Revenue
       Class B
       (LOC-Societe Generale)
       3.80% due 07/04/07+..........................    845,000     845,000
      Chicago, Illinois Waterworks Revenue
       (LOC-Bank One N.A.)
       3.75% due 07/04/07+..........................    500,000     500,000
      Illinois Finance Authority Revenue
       (LOC-Bank One N.A.)
       3.73% due 07/05/07+..........................  2,900,000   2,900,000
      Jackson-Union Counties Regional Port District
       Port Facilities Revenue
       (LOC-Wachovia Bank N.A.)
       3.73% due 07/04/07+..........................  1,300,000   1,300,000
      State of Illinois
       Series B
       3.73% due 07/04/07+..........................  3,400,000   3,400,000
                                                                -----------
                                                                 11,825,000
                                                                -----------
    Indiana -- 2.6%
      Marion, Indiana Economic Development
       Revenue
       (LOC-Bank of America N.A.)
       3.73% due 07/04/07+..........................  1,105,000   1,105,000
      Reid Hospital and Health Care Service, Inc.
       Series A
       3.74% due 07/04/07+..........................  1,860,000   1,860,000
                                                                -----------
                                                                  2,965,000
                                                                -----------
    Iowa -- 1.2%
      Iowa Higher Education Loan Authority Revenue
       (LOC-Wells Fargo Bank N.A.)
       3.83% due 07/05/07+..........................    100,000     100,000
      Iowa Finance Authority
       Series F
       3.80% due 07/05/07+..........................  1,100,000   1,100,000
      Storm Lake, Iowa Higher Education Facilities
       Revenue
       3.88% due 07/05/07+..........................    170,000     170,000
                                                                -----------
                                                                  1,370,000
                                                                -----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 (unaudited) -- (continued)

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    SHORT-TERM INVESTMENT SECURITIES (continued)
    Kentucky -- 3.1%
      Breckinridge County, Kentucky Lease
       Program Revenue
       Series A
       (LOC-U.S. Bank N.A.)
       3.73% due 07/04/07+........................... $2,385,000 $ 2,385,000
      Breckinridge County, Kentucky Lease
       Program Revenue
       (LOC-U.S. Bank N.A.)
       3.73% due 07/04/07+...........................  1,120,000   1,120,000
                                                                 -----------
                                                                   3,505,000
                                                                 -----------
    Louisiana -- 2.3%
      State of Louisiana
       Series B
       5.00% due 04/15/08+...........................  2,500,000   2,550,555
                                                                 -----------
    Massachusetts -- 1.6%
      Massachusetts Health & Educational Facilities
       Authority Revenue
       Series D
       3.84% due 07/02/07+...........................  1,000,000   1,000,000
      University of Massachusetts Building Authority
       Project Revenue
       3.74% due 07/04/07+...........................    750,000     750,000
                                                                 -----------
                                                                   1,750,000
                                                                 -----------
    Michigan -- 8.9%
      Detroit Michigan Water Supply System
       Revenue
       Series B
       3.73% due 07/05/07+...........................  2,600,000   2,600,000
      Detroit Michigan Water Supply System
       Series B2
       3.73% due 07/05/07+...........................    200,000     200,000
      Holt, Michigan Public Schools
       3.75% due 07/05/07+...........................  4,000,000   4,000,000
      Michigan Municipal Bond Authority Revenue
       (LOC-Bank of Nova Scotia)
       Series B-2
       4.50% due 08/20/07                              2,500,000   2,502,654
      Michigan State Housing Development
       Authority
       Series C
       3.76% due 07/04/07+...........................    700,000     700,000
                                                                 -----------
                                                                  10,002,654
                                                                 -----------
    Missouri -- 1.6%
      Missouri Higher Education Loan Authority
       Series B
       3.77% due 07/04/07+...........................  1,800,000   1,800,000
                                                                 -----------
    New Mexico -- 3.3%
      Albuquerque, New Mexico Educational Facilities
       Revenue
       3.77% due 07/04/07+...........................  3,700,000   3,700,000
                                                                 -----------

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     New York -- 11.7%
       Jay Street Development Corp. Courts Facility
        Lease Revenue
        Series A-2
        (LOC-Depfa Bank PLC)
        3.88% due 07/02/07+......................... $2,185,000 $ 2,185,000
       Metropolitan Transportation Authority
        Series D-1
        3.68% due 07/05/07+.........................  1,950,000   1,950,000
       Metropolitan Transportation Authority
        Series G-1
        3.71% due 07/05/07+.........................  1,745,000   1,745,000
       Metropolitan Transportation Authority
        Series G-2,
        3.71% due 07/05/07+.........................    280,000     280,000
       Metropolitan Transportation Authority
        Series G
        (LOC-BNP Paribas)
        3.92% due 07/02/07+.........................    200,000     200,000
       New York City Municipal Water Finance
        Authority
        Sub Series C-3
        3.75% due 07/02/07+.........................  1,000,000   1,000,000
       New York City Municipal Water Finance
        Authority
        Series CC-1
        3.83% due 07/02/07+.........................    595,000     595,000
       New York City Municipal Water Finance
        Authority
        Series C
        3.90% due 07/02/07+.........................  1,000,000   1,000,000
       New York City Transitional Finance Authority
        Series 1
        3.84% due 07/02/07+.........................    900,000     900,000
       New York, New York
        Series E
        (LOC-Bank of America)
        3.70% due 07/05/07+.........................    645,000     645,000
       New York, New York
        Sub Series F-4
        (LOC-Royal Bank of Scotland)
        3.70% due 07/05/07+.........................    605,000     605,000
       New York, New York
        Sub Series A-10
        (LOC-Morgan Guaranty Trust)
        3.90% due 07/02/07+.........................  2,000,000   2,000,000
                                                                -----------
                                                                 13,105,000
                                                                -----------
     North Carolina -- 9.6%
       Charlotte-Mecklenburg Hospital Authority
        Series C
        3.69% due 07/05/07+.........................    460,000     460,000
       Charlotte North Carolina Certificates of
        Participation
        Series B
        3.73% due 07/05/07+.........................    400,000     400,000

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2007 (unaudited) -- (continued)

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      SHORT-TERM INVESTMENT SECURITIES (continued)
      North Carolina (continued)
        City of Charlotte North Carolina
         3.73% due 07/05/07+...................... $1,240,000 $ 1,240,000
        County of Guilford North Carolina
         3.73% due 07/05/07+......................  1,065,000   1,065,000
        Durham, North Carolina Public Improvement
         3.75% due 07/05/07+......................    300,000     300,012
        Mecklenburg County, North Carolina
         Certificates of Participation
         3.73% due 07/05/07+......................  1,365,000   1,365,000
        North Carolina Medical Care Commission
         Hospital Revenue
         Series B
         3.74% due 07/04/07+......................  1,670,000   1,670,000
        North Carolina Medical Care Commission
         Hospital Revenue
         Series B
         3.74% due 07/05/07+......................  1,430,000   1,430,000
        North Carolina Medical Care Commission
         Hospital System Revenue
         Series D
         3.69% due 07/04/07+......................    800,000     800,000
        State of North Carolina
         Series D
         3.72% due 07/04/07+......................  1,465,000   1,465,000
        Winston-Salem North Carolina Water And
         Sewer System Revenue
         Series C
         3.75% due 07/04/07+......................    590,000     590,000
                                                              -----------
                                                               10,785,012
                                                              -----------
      North Dakota -- 2.3%
        North Dakota State Housing Finance Agency
         Revenue
         Series A
         3.81% due 07/04/07+......................  2,545,000   2,545,000
                                                              -----------
      Ohio -- 3.6%
        Cleveland, Ohio Airport System Revenue
         Series D
         (LOC-West LB AG)
         3.80% due 07/04/07+......................  2,650,000   2,650,000
        Hamilton County, Ohio Hospital Facilities
         Series B
         (LOC-JPMorgan Chase Bank)
         3.70% due 07/05/07+......................    900,000     900,000
        Franklin County, Ohio Hospital Revenue
         Series B
         (LOC-Citibank N.A.)
         3.73% due 07/05/07+......................    455,000     455,000
                                                              -----------
                                                                4,005,000
                                                              -----------
      Pennsylvania -- 1.7%
        Pennsylvania Turnpike Commission
         Series U
         3.73% due 07/05/07+......................    900,000     900,000
        Pennsylvania Turnpike Commission
         Class A-1
         3.78% due 07/04/07+......................  1,000,000   1,000,000
                                                              -----------
                                                                1,900,000
                                                              -----------

                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    ----------------------------------------------------------------------
    South Carolina -- 3.2%
      Piedmont Municipal Power Agency Electric
       Revenue
       Sub Series B-3
       3.72% due 07/04/07+........................ $1,000,000  $  1,000,000
      Piedmont Municipal Power Agency Electric
       Revenue
       Sub Series B-1
       3.72% due 07/04/07+........................  2,645,000     2,645,000
                                                               ------------
                                                                  3,645,000
                                                               ------------
    Tennessee -- 0.8%
      Jackson Energy Authority Wastewater
       System Revenue
       3.73% due 07/05/07+........................    850,000       850,000
                                                               ------------
    Texas -- 4.0%
      State of Texas Tax & Revenue Anticipation
       4.50% due 08/31/07.........................  4,500,000     4,506,749
                                                               ------------
    Washington -- 2.5%
      Port of Seattle, Washington Industrial
       Development
       (LOC-Citibank N.A.)
       3.81% due 07/04/07+........................  1,500,000     1,500,000
      Washington Health Care Facilities Authority
       Series C
       3.74% due 07/04/07+........................  1,350,000     1,350,000
                                                               ------------
                                                                  2,850,000
                                                               ------------
    Wisconsin -- 1.0%
      Wisconsin Health & Educational Facilities
       Authority
       Series A
       3.70% due 07/04/07+........................  1,100,000     1,100,000
                                                               ------------
    Wyoming -- 3.3%
      Wyoming Community Development Authority
       Series A2
       3.73% due 07/05/07+........................  3,415,000     3,415,000
      Wyoming Community Development Authority
       Series A
       3.73% due 07/05/07+........................    350,000       350,000
                                                               ------------
                                                                  3,765,000
                                                               ------------
    Registered Investment Company -- 0.0%
      SSgA Tax Free Money Market Fund.............     47,351        47,351
                                                               ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
      (amortized cost $110,732,321)*..............       98.6%  110,732,321
    Other assets less liabilities.................        1.4     1,582,664
                                                   ----------  ------------
    NET ASSETS....................................      100.0% $112,314,985
                                                   ==========  ============

--------
* At June 30, 2007, the cost of securities for federal income tax purpose was the same for book purposes.
+ Variable rate security - the rate reflected is as of June 30, 2007; maturity date reflects next reset date.
LOC --Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("AIG SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments primarily on the basis of quality and yield, and under normal market conditions, invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a declining contingent deferred sales charge ("CDSC") on shares sold within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after the purchase of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a contingent deferred sales charge of 1.00% on shares sold within 12 months of purchase.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A, Class B, and Class C shares of each Fund has its own 12b-1 plan.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

   Pursuant to each 12b-1 plan, the Fund pays the Fund's distributor (the "Distributor") an account maintenance fee with respect to Class A, B & C shares and pursuant to the 12b-1 plan for the Class B and Class C shares, the Fund also pays the Distributor a distribution fee with respect to the Class B and C shares. The Class A shares do not pay a distribution fee.

   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: The Funds, along with other affiliated registered investments companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At June 30, 2007, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                                      Percentage  Principal
   Fund                                                Interest    Amount
   ----                                               ---------- -----------
   Money Market Fund.................................   15.09%   $30,181,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated June 30, 2007, bearing interest at a rate of 4.40% per annum, with a principal amount of $200,000,000 a repurchase price of $200,073,333, and a maturity date of July 2, 2007. The repurchase agreement is collateralized by the following:

                                  Interest Maturity  Principal
   Type of Collateral               Rate     Date     Amount    Market Value
   ------------------             -------- -------- ----------- ------------
   U.S. Treasury Inflation Index
     Bonds.......................   2.00%  01/15/14 $77,345,000 $78,892,325
   U.S. Treasury Inflation Index
     Bonds.......................   3.00   07/15/12  74,885,000  76,382,710
   U.S. Treasury Inflation Index
     Bonds.......................   3.63   01/15/08  47,770,000  48,726,608

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Board of Directors (The "Board"). In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                 Management
                                               Assets               Fees
                                    ---------------------------- ----------
     Money Market Fund.............            $0 - $600 million    0.50%
                                               next $900 million    0.45%
                                    (greater than) $ 1.5 billion    0.40%
     Municipal Money Market Fund...            (greater than) $0    0.35%

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives the following fees from AIG SunAmerica, based upon the Fund's average daily net assets:

                                                               Sub-advisory
                                             Assets                Fees
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                             next $300 million     0.20%
                                   (greater than) $500 million     0.15%

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the directors that are not deemed to be "interested persons" of the Funds as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Independent Directors").

         Fund                                               Percentage
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95
         Municipal Money Market Class B....................    1.70
         Municipal Money Market Class C....................    1.70

   The Funds may also voluntarily waive fees and/or reimburse expenses. The voluntary waivers and/or reimbursements may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   For the period ended June 30, 2007, AIG SunAmerica agreed to reimburse expenses as follows:

           Fund
           ----
           Money Market Class I.............................. $  921
           Municipal Money Market Class A....................    870
           Municipal Money Market Class B....................  6,512
           Municipal Money Market Class C....................  5,837

   The Corporation on behalf of each, Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of the Adviser. The Funds have adopted a Distribution Plan (the "Plan") on behalf of each class of shares (other then Class I Shares (each a "Plan" or collectively the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Plans, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Both the Class B Plan and the Class C Plan, provide that the fund shall pay the Distributor distribution fee at the annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Plans also provide that each

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   class of shares of the Funds other than Class I, shall pay the Distributor an account maintenance at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended June 30, 2007, AIG SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. AIG SACS has advised the Funds for the period ended June 30, 2007, the proceeds received from redemptions are as follows:

                                              Contingent Deferred Sales Charges
                                              ---------------------------------
          Fund                                Class A     Class B    Class C
          ----                                -------     -------    -------
          Money Market.......................   $--       $55,701    $4,523
          Municipal Money Market.............    --         6,879        --

   The Funds have entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("AIG SAFS"), an affiliate of the Adviser. Under the Service Agreement, AIG SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate AIG SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended June 30, 2007, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AIG SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
          Fund                                 Expenses  June 30, 2007
          ----                                ---------- -------------
          Money Market Fund Class A.......... $1,714,431   $254,231
          Money Market Fund Class B..........     24,139      6,845
          Money Market Fund Class C..........     17,588      4,335
          Money Market Fund Class I..........     17,678      2,979
          Municipal Money Market Fund Class A    115,098     21,839
          Municipal Money Market Fund Class B        481        107
          Municipal Money Market Fund Class C        406        175

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and cumulative pension expenses.

                                             Distributable Earnings                  Tax Distributions
                                    ----------------------------------------- --------------------------------
                                                       For the year ended December 31, 2006
                                    --------------------------------------------------------------------------
                                              Long-term Gains/   Unrealized               Long-Term
                                    Ordinary    Capital Loss    Appreciation   Ordinary    Capital
Fund                                 Income      Carryover     (Depreciation)   Income      Gains   Tax Exempt
----                                --------  ---------------- -------------- ----------- --------- ----------
Money Market....................... $432,994      $   (318)         $--       $68,756,190    $--    $       --
Municipal Money Market.............   34,495*      (24,324)          --                --     --     2,633,211

--------
*  Tax exempt distributable earnings

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)


   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2006, which are available to offset future capital gains, if any:

                                              Capital Loss Carryforward
                                              -------------------------
               Fund                            2012     2013     2014
               ----                            ------   -------  ----
               Money Market.................. $   --   $    --   $318
               Municipal Money Market........  8,072    16,252     --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as arising on the first day of the following year. For fiscal year ended December 31, 2006, the Money Market Fund elected to defer post October capital losses in the amount of $398.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the six months ended June 30, 2007 and for the prior year were as follows

                                                                    SunAmerica Money Market Fund
                        ----------------------------------------------------------------------------------------------
                                    Class A                         Class B                      Class C
                        ------------------------------   ---------------------------    -------------------------
                           For the                          For the                       For the
                         six months        For the        six months       For the      six months         For the
                            ended            year            ended           year          ended             year
                          June 30,          ended          June 30,         ended        June 30,           ended
                            2007         December 31,        2007        December 31,      2007          December 31,
                         (unaudited)         2006         (unaudited)        2006       (unaudited)          2006
                        -------------  ---------------   ------------   ------------    -----------      ------------
Shares sold............ $ 412,614,064+ $ 1,067,246,832++ $  6,190,251   $ 21,345,812    $18,667,793      $ 35,756,424
Reinvested dividends...    34,315,411       65,808,620        363,225        876,052        269,971           556,078
Shares redeemed........  (866,421,868)  (1,008,912,573)   (10,630,407)+  (30,154,351)++  (8,864,702)      (37,411,117)
                        -------------  ---------------   ------------   ------------    -----------      ------------
Net increase (decrease) $(419,492,393) $   124,142,878   $ (4,076,931)  $ (7,932,487)   $10,073,062      $ (1,098,616)
                        =============  ===============   ============   ============    ===========      ============

                        ---------------------
                                 Class I
                        ------------------------
                          For the
                        six months     For the
                           ended         year
                         June 30,       ended
                           2007      December 31,
                        (unaudited)      2006
                        -----------  ------------
Shares sold............ $ 5,346,717  $10,490,556
Reinvested dividends...     361,621      672,568
Shares redeemed........  (8,188,541)  (6,814,727)
                        -----------  -----------
Net increase (decrease) $(2,480,198) $ 4,348,397
                        ===========  ===========

--------
+ Includes automatic conversion of Class B shares in the amount of $2,529,173 to Class A shares
++ Includes automatic conversion of Class B shares in the amount of $2,136,800 to Class A shares

                                                  SunAmerica Muni Money Market Fund
                        -------------------------------------------------------------------------------------
                                   Class A                       Class B                     Class C
                        ---------------------------   --------------------------    -------------------------
                           For the                       For the                       For the
                         six months      For the       six months      For the       six months     For the
                            ended          year           ended          year           ended         year
                          June 30,        ended         June 30,        ended         June 30,       ended
                            2007       December 31,       2007       December 31,       2007      December 31,
                         (unaudited)       2006        (unaudited)       2006        (unaudited)      2006
                        ------------  -------------   -----------   ------------    ------------  ------------
Shares sold............ $108,297,895# $ 253,437,415## $    15,006   $    421,681    $    886,512  $   535,044
Reinvested dividends...    1,510,838      2,607,633         4,311         10,009           3,129        3,913
Shares redeemed........  (99,570,329)  (239,778,560)     (256,985)#     (416,224)##     (328,333)  (1,968,276)
                        ------------  -------------   -----------   ------------    ------------  -----------
Net increase (decrease) $ 10,238,404  $  16,266,488   $  (237,668)  $     15,466    $    561,308  $(1,429,319)
                        ============  =============   ===========   ============    ============  ===========

--------
# Includes automatic conversion of Class B shares in the amount of $67,866 to Class A shares
## Includes automatic conversion of Class B shares in the amount of $25,660 to Class A shares

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
               -                --------------- --------------- ---------------
 Fund                                         As of June 30, 2007
 ----                           -----------------------------------------------
 Money Market..................    $250,992         $12,175         $6,883
 Municipal Money Market........       7,943             789            138

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2007, none of the Funds participated in the program.

Note 8. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica, AIG SACS and AICGIC, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated
   Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the 1940 Act. Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2007 -- (unaudited)
        (continued)

   of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 AIG SunAmerica Mutual Funds
                                 thank you for your continued support.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         VOTING PROXIES ON FUND     most recent twelve month
 Samuel M. Eisenstat       PORTFOLIO SECURITIES       period ended June 30 is
 Peter A. Harbeck          A description of the       available, once filed
 Dr. Judith L. Craven      policies and proce-dures   with the U.S. Securities
 William F. Devin          that the Fund uses to      and Exchange Commission,
 Stephen J. Gutman         determine how to vote      without charge, upon
 Jeffrey S. Burum          proxies relating to        request, by calling (800)
 William J. Shea           secu-rities held in the    858-8850 or on the U.S.
                           Fund's portfolios which    Secu-rities and Exchange
Officers                   is available in the        Commission's website at
 Vincent M. Marra,         Fund's State-ment of       http://www.sec.gov.
   President and Chief     Additional Information,
   Executive Officer       may be obtained without    DISCLOSURE OF QUARTERLY
 Donna M. Handel,          charge upon re-quest, by   PORTFOLIO HOLDINGS
   Treasurer               calling (800) 858-8850.    The Fund is required to
 James Nichols, Vice       This information is also   file its com-plete
   President               available from the EDGAR   schedule of portfolio
 Timothy Pettee, Vice      database on the U.S.       holdings with the U.S.
   President               Secu-rities and Exchange   Securities and Exchange
 Cynthia Gibbons, Vice     Commission's website at    Commission for its first
   President and Chief     http://www.sec.gov.        and third fiscal quarters
   Compliance Officer                                 on Form N-Q. The Fund's
 Gregory N. Bressler,      DELIVERY OF SHAREHOLDER    Forms N-Q are available
   Chief Legal Officer     DOCUMENTS                  on the U.S. Securities
   and Secretary           The Funds have adopted a   and Exchange Commission's
 Nori L. Gabert, Vice      policy that allows them    website at
   President and           to send only one copy of   http://www.sec.gov. You
   Assistant Secretary     a Fund's prospectus,       can also review and
 Kathleen Fuentes,         proxy material, annual     obtain copies of the
   Assistant Secretary     report and semi-annual     Forms N-Q at the U.S.
 Corey A. Issing,          report (the "shareholder   Securities and Exchange
   Assistant Secretary     documents") to             Commission's Public
 Gregory R. Kingston,      shareholders with          Refer-ence Room in
   Vice President and      multiple accounts          Washington, DC
   Assistant Treasurer     residing at the same       (information on the
 Kathryn Pearce,           ''household." This         operation of the Public
   Assistant Treasurer     practice is called         Reference Room may be
 Matthew J. Hackethal,     householding and reduces   ob-tained by calling
   Anti-Money Laundering   Fund expenses, which       1-800-SEC-0330).
   Compliance Office       benefits you and other
                           shareholders. Unless the   This report is submitted
Investment Adviser         Funds receive              solely for the general
 AIG SunAmerica Asset      instructions to the        information of
   Management Corp.        con-trary, you will only   shareholders of the Fund.
 Harborside Financial      receive one copy of the    Distribution of this
   Center                  shareholder documents.     report to persons other
 3200 Plaza 5              The Funds will continue    than shareholders of the
 Jersey City, NJ           to household the           Fund is authorized only
   07311-4992              share-holder documents     in connection with a
                           indefinitely, until we     currently effective
Distributor                are instructed otherwise.  prospectus, setting forth
 AIG SunAmerica Capital    If you do nor wish to      details of the Fund,
   Services, Inc.          participate in             which must precede or
 Harborside Financial      householding please        accompany this report.
   Center                  contact Shareholder
 3200 Plaza 5              Services at (800)          The accompanying report
 Jersey City, NJ           858-8850 ext. 6010 or      has not been audited by
   07311-4992              send a written request     independent accountants
                           with your name, the name   and accordingly no
Shareholder Servicing      of your fund(s) and your   opinion has been
Agent                      account member(s) to AIG   expressed thereon.
 AIG SunAmerica Fund       SunAmerica Mutual Funds
   Services, Inc.          c/o BFDS, P.O. Box
 Harborside Financial      219186, Kansas City MO,
   Center                  64121-9186. We will
 3200 Plaza 5              resume individual
 Jersey City, NJ           mailings for your account
   07311-4992              within thirty (30) days
                           of receipt of your
Custodian and Transfer     request.
Agent
 State Street Bank and     PROXY VOTING RECORD ON
   Trust Company           SUNAMERICA MONEY MARKET
 P.O. Box 419572           FUNDS
 Kansas City, MO           Information regarding how
   64141-6572              SunAmer-ica Money Market
                           Funds voted proxies
                           relating to securities
                           held in SunAmer-ica Money
                           Market Funds during the

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

MMSAN - 6/07

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.3a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2007